Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amount attributable to McGraw Hill Financial, Inc. common shareholders:
(Loss) income from continuing operations	$ 353	$ (1,009)	$ 188	$ 286	$ 241	$ 165	$ 228	$ 243	$ 147	$ 656	$ 528	$ (293)	$ 783	$ 651
Income (loss) from discontinued operations	0	163	2	6	7	6	(13)	11	588	0	12	178	593	(214)
Net (loss) income attributable to the Company	$ 353	$ (846)	$ 190	$ 292	$ 248	$ 171	$ 215	$ 254	$ 735	$ 656	$ 540	$ (115)	$ 1,376	$ 437
Basic weighted-average number of common shares outstanding (in shares)	273,100,000			271,500,000						273,300,000	271,700,000	271,500,000	274,500,000	278,600,000
Effect of stock options and other dilutive securities (in shares)	2,600,000			4,600,000						2,700,000	5,000,000	0	5,300,000	6,000,000
Diluted weighted-average number of common shares outstanding (in shares)	275,700,000			276,100,000						276,000,000	276,700,000	271,500,000	279,800,000	284,600,000
(Loss) income from continuing operations:
Basic (in dollars per share)	$ 1.29	$ (3.71)	$ 0.69	$ 1.05	$ 0.89	$ 0.61	$ 0.83	$ 0.88	$ 0.52	$ 2.40	$ 1.94	$ (1.08)	$ 2.85	$ 2.33
Diluted (in dollars per share)	1.28	(3.71)	0.68	1.04	0.87	0.60	0.82	0.87	0.52	2.38	1.91	(1.08)	2.80	2.29
Income (loss) from discontinued operations:
Basic (in dollars per share)	0.00	0.60	0.01	0.02	0.02	0.02	(0.05)	0.04	2.10	0.00	0.05	0.66	2.16	(0.77)
Diluted (in dollars per share)	0.00	0.60	0.01	0.02	0.02	0.02	(0.05)	0.04	2.07	0.00	0.05	0.66	2.12	(0.75)
Net (loss) income:
Basic (in dollars per share)	1.29	(3.11)	0.70	1.08	0.91	0.63	0.79	0.93	2.62	2.40	1.99	(0.42)	5.01	1.57
Diluted (in dollars per share)	$ 1.28	$ (3.11)	$ 0.69	$ 1.06	$ 0.89	$ 0.62	$ 0.77	$ 0.91	$ 2.59	$ 2.38	$ 1.95	$ (0.42)	$ 4.91	$ 1.53
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding shares not included in the computation of diluted earnings per share for both restricted stock and stock options (in shares)										1,700,000	1,400,000	3,200,000	900,000	1,400,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding shares not included in the computation of diluted earnings per share for both restricted stock and stock options (in shares)	0									0		2,900,000	1,200,000	3,400,000